RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Director members.

A summary of related party loans and related transactions is included in Note 16.  Interest paid or accrued to related parties during the year ended November 30, 2019 was $5,174 (2018 - $18,537; 2017 – $9,147).

Accounts payable and accrued liabilities at November 30, 2019 includes $945,940 (2018 - $556,541) owing to directors, officers, and a former director and officer of the Company or to companies controlled by common directors for unpaid consulting fees, expense reimbursements, and loan interest.  Additionally, accounts payable and accrued liabilities includes $664,452 (2018 - $864,592) payable to a director of Majesco relating to the purchase of the Company’s 51% interest in Majesco.

During the year ended November 30, 2019, the Company received $781,395 (US$588,000) for convertible debentures detailed in Note 17 from three directors of the Company.  In July 2019, two directors converted their debentures worth $116,944 (US$88,000) into 58,667 units of the Company.

As at November 30, 2019, a loan was due from Waterproof, which included accrued interest receivable, amounting to $94,882 (2018 - $104,553).  During the year ended November 30, 2019, the Company recorded interest income of $8,137 (2018 - $8,116; 2017 - $6,070) in connection to this loan receivable. (Note 8).

During the year ended November 30, 2019, the Company recorded a gain on settlement of debt of which $Nil (2018 - $87,761, 2017 - $Nil) was with related parties.

Summary of key management personnel compensation:

	For the years ended November 30,
	2019	2018	2017
	$	$	$
Consulting and directors fees	603,500	407,525	379,890
Share-based compensation	890,418	-	576,000
Interest expense	5,174	18,537	9,147

	1,499,092	426,062	965,037